New accounting standards and amendments	12 Months Ended
Dec. 31, 2025
New accounting standards and amendments
New accounting standards and amendments

4.New accounting standards and amendments

New accounting standards issued but not yet effective

The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than December 31, 2025. These standards, interpretations to existing standards and amendments, other than IFRS 18 Presentation and Disclosure in Financial Statements and the

amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, which are presented below, are not expected to have any significant impact on the Company or are not considered material and are therefore not discussed herein.

Amendments – IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosure

On May 30, 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7, which respond to recent questions arising in practice. The amendments were issued to:

-	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
-	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion;
-	add new disclosures for certain instruments with contractual terms that can change cash flows; and
-	update disclosures for equity instruments designated at fair value through other comprehensive income.

The new requirements will apply from January 1, 2026, with early application permitted. These amendments are not expected to have a significant impact on the consolidated financial statements.

New standard – IFRS 18, Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. IFRS 18 was issued in response to investors’ concerns about the comparability and transparency of entities’ performance reporting. The new requirements introduced in IFRS 18 will help to achieve comparability of the financial performance of similar entities, especially related to how “operating profit or loss” is defined. The new disclosures required for some management-defined performance measures will also enhance transparency. The key new concepts introduced in IFRS 18 relate to:

-	the structure of the statement of profit or loss;
-	required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and
-	enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

IFRS 18 will replace IAS 1; many of the other existing principles in IAS 1 are retained, with limited changes. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it might change what an entity reports as its “operating profit or loss”.

IFRS 18 will apply for reporting periods beginning on or after January 1, 2027 and also applies to comparative information. Management is currently assessing the impact of the new standard on its consolidated financial statements.